Dividend Restrictions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Statutory surplus, balance	$ 139,500,000	$ 92,200,000
Statutory net income amount	(55,200,000)	(10,100,000)
Spinnaker Specialty Insurance Company ("SSIC")
Statutory Accounting Practices [Line Items]
Statutory surplus, balance	47,000,000.0
Statutory net income amount	0
Mainsail Insurance Company ("MIC")
Statutory Accounting Practices [Line Items]
Statutory surplus, balance	10,000,000.0
Statutory net income amount	0
RH Solutions Insurance (Cayman) Ltd.
Statutory Accounting Practices [Line Items]
Statutory amount available for dividend payments contingent on regulatory approval	5,400,000	$ 28,000,000.0
Statutory prescribed capital requirement	2,300,000
Illinois
Statutory Accounting Practices [Line Items]
Statutory amount available for dividend payments without regulatory approval	$ 11,700,000